UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.8%
	CONSUMER DISCRETIONARY – 11.8%
19	Big Lots, Inc.*	$578
224	Callaway Golf Co.	1,288
344	Casual Male Retail Group, Inc.*	1,417
77	Fred's, Inc. - Class A	1,027
75	Maidenform Brands, Inc.*	1,664
42	Rent-A-Center, Inc.	1,482
18	Six Flags Entertainment Corp.	994
83	Skechers U.S.A., Inc. - Class A*	1,799
116	WMS Industries, Inc.*	1,848
		12,097

	CONSUMER STAPLES – 3.5%
111	Darling International, Inc.*	1,845
48	Spectrum Brands Holdings, Inc.*	1,768
		3,613

	ENERGY – 5.8%
22	Bill Barrett Corp.*	482
29	Energy XXI Bermuda Ltd.	954
61	EXCO Resources, Inc.	418
41	Gulf Island Fabrication, Inc.	1,067
27	Hornbeck Offshore Services, Inc.*	1,049
126	Key Energy Services, Inc.*	996
112	Kodiak Oil & Gas Corp.*	1,001
		5,967

	FINANCIALS – 22.2%
51	Agree Realty Corp. - REIT	1,266
25	American Campus Communities, Inc. - REIT	1,165
67	Associated Banc-Corp	868
94	BBCN Bancorp, Inc.*	1,177
97	Campus Crest Communities, Inc. - REIT	1,048
78	First Connecticut Bancorp, Inc.	1,016
91	First Midwest Bancorp, Inc.	1,075
108	Fulton Financial Corp.	1,051
45	Hatteras Financial Corp.	1,304
49	KBW, Inc.	749
15	Mid-America Apartment Communities, Inc. - REIT	1,020
40	Nationstar Mortgage Holdings, Inc.*	1,085
93	Oriental Financial Group, Inc.	986
18	ProAssurance Corp.	1,606
74	Regional Management Corp.	1,242
65	State Bank Financial Corp.	1,053

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
170	Strategic Hotels & Resorts, Inc. - REIT*	$1,037
118	Susquehanna Bancshares, Inc.	1,240
39	ViewPoint Financial Group, Inc.	719
37	Walter Investment Management Corp.	1,036
161	WisdomTree Investments, Inc.*	1,005
		22,748

	HEALTH CARE – 5.2%
217	AMN Healthcare Services, Inc.*	1,823
100	Assisted Living Concepts, Inc. - Class A	779
192	Metropolitan Health Networks, Inc.*	1,544
54	NuVasive, Inc.*	1,138
		5,284

	INDUSTRIALS – 17.8%
30	A.O. Smith Corp.	1,641
62	Aerovironment, Inc.*	1,479
43	Armstrong World Industries, Inc.	1,891
44	Astec Industries, Inc.*	1,291
6	Chart Industries, Inc.*	419
73	Covanta Holding Corp.	1,248
85	DigitalGlobe, Inc.*	1,765
26	EnPro Industries, Inc.*	976
225	Great Lakes Dredge & Dock Corp.	1,645
50	MYR Group, Inc.*	1,017
45	Navistar International Corp.*	989
103	Orbital Sciences Corp.*	1,421
99	TrueBlue, Inc.*	1,538
65	XPO Logistics, Inc.*	964
		18,284

	INFORMATION TECHNOLOGY – 9.6%
157	Dice Holdings, Inc.*	1,253
159	EarthLink, Inc.	1,062
52	Interactive Intelligence Group, Inc.*	1,537
38	MAXIMUS, Inc.	2,067
41	Opnet Technologies, Inc.	1,280
18	OSI Systems, Inc.*	1,334
40	RADWARE Ltd.*	1,306
		9,839

	MATERIALS – 7.3%
51	ADA-ES, Inc.*	1,196

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
36	Buckeye Technologies, Inc.	$1,091
129	Chemtura Corp.*	2,132
28	Methanex Corp.	835
40	Tronox Ltd. - Class A	1,032
103	U.S. Silica Holdings, Inc.*	1,226
		7,512

	TELECOMMUNICATION SERVICES – 0.4%
280	Clearwire Corp. - Class A*	448

	UTILITIES – 7.2%
45	Avista Corp.	1,143
29	Cleco Corp.	1,187
39	El Paso Electric Co.	1,291
59	Empire District Electric Co.	1,245
47	Portland General Electric Co.	1,261
30	UNS Energy Corp.	1,202
		7,329

	TOTAL COMMON STOCKS (Cost $91,240)	93,121

	SHORT-TERM INVESTMENTS – 2.6%
2,677	Federated Treasury Obligations Fund, 0.01%	2,677

	SHORT-TERM INVESTMENTS (Cost $2,677)	2,677

	TOTAL INVESTMENTS – 93.4% (Cost $93,917)	95,798
	Other Assets in Excess of Liabilities – 6.6%	6,769

	TOTAL NET ASSETS –100.0%	$102,567

REIT – Real Estate Investment Trusts

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Perimeter Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At August 31, 2012, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$94,049

Gross unrealized appreciation	$3,923
Gross unrealized depreciation	(2,174)
Net unrealized appreciation on investments	$1,749

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on

Perimeter Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 22 (Observable Inputs)	Level 32 (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$93,121	$-	$-	$93,121
Short-Term Investments	2,677	-	-	2,677
Total Investments, at Value	$95,798	$-	$-	$95,798

Perimeter Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2012 (Unaudited)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2 The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Perimeter Small Cap Value Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	10/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	10/25/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	10/25/12

* Print the name and title of each signing officer under his or her signature.